Summary of Business and Significant Accounting Policies - Recent Accounting Standards - ASU 2015-17 (Details) - USD ($) $ in Thousands	Dec. 30, 2016	Dec. 25, 2015
Recent Accounting Standards
Deferred tax asset, noncurrent	$ 363,251	$ 255,385
Previously Reported
Recent Accounting Standards
Deferred tax asset, current		8,700
Deferred tax asset, noncurrent		$ 246,700